Short-term Borrowings, Other Finanacial Liabilties and Short-term Borrowings from Related Parties (Tables)	9 Months Ended
Sep. 30, 2012
Short Term Debt (Tables) [Abstract]
Schedule of Short-term debt
	September 30, 2012	December 31, 2011
Borrowings under lines of credit	$113,922	$91,899
Other financial liabilities	555	6,902
Short-term borrowings and other financial liabilities	114,477	98,801
Short-term borrowings from related parties (see Note 4.c.)	94,611	28,013
Short-term borrowings, Other financial liabilities and Short-term borrowings from related parties	$209,088	$126,814